CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (56,366)	$ 17,889	$ 7,622
Other comprehensive income (loss) before tax:
Foreign currency translation adjustments	(8,932)	(2,186)	4,386
Unrealized income (loss) on foreign currency cash flow hedge	(699)	329	0
Unrealized income (loss) on available for sale marketable securities	(84)	(59)	21
Income tax expense related to components of other comprehensive loss	(11)	(26)	(8)
Total other comprehensive income (loss), net of tax	(9,726)	(1,942)	4,399
Comprehensive income (loss)	(66,092)	15,947	12,021
Less - comprehensive income (loss) attributable to non-controlling interest	164	1,232	(432)
Comprehensive income (loss) attributable to controlling interest	$ (65,928)	$ 17,179	$ 11,589